SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognized From Contracts With Customers (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 100,077	$ 78,504	$ 339,591	$ 300,533	$ 252,268
Revenue from other sources	529	3,455	6,001	17,217	7,867
Total revenues	100,606	81,959	345,592	317,750	260,135
Revenue recognized at a point in time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	97,343	76,648	332,939	297,077	$ 252,268
Revenue recognized over time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 2,734	$ 1,856	$ 6,652	$ 3,456